GOING CONCERN (Details Narrative) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated deficit	$ (12,880,461)	$ (11,792,059)	$ (11,639,033)
Working capital deficit	(372,921)	$ (321,331)
Since Inception [Member]
Accumulated deficit	$ (12,996,336)